Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Beginning balance, value at Dec. 31, 2019	$ 16	$ 3,626	$ (64)	$ 586		$ 4,164
Begning Balance, shares at Dec. 31, 2019 | shares	12,000,000
Net income				1,727		1,727
Foreign currency translation adjustment			54			54
Ending balance, value at Dec. 31, 2020	$ 16	3,626	(10)	2,313		5,945
Ending balance, shares at Dec. 31, 2020 | shares	12,000,000
Net income				2		2
Foreign currency translation adjustment			(24)			(24)
Dividend declared and paid				(2,900)		(2,900)
Ending balance, value at Dec. 31, 2021	$ 16	3,626	(34)	(585)		3,023
Ending balance, shares at Dec. 31, 2021 | shares	12,000,000
Net income				1,192	$ 889	1,192
Foreign currency translation adjustment			2		1	2
Issue of new shares	$ 4	12,060				12,064
Issue of new shares, shares | shares	3,020,000
Ending balance, value at Dec. 31, 2022	$ 20	$ 15,686	$ (32)	$ 607	$ 12,146	$ 16,281
Ending balance, shares at Dec. 31, 2022 | shares	15,020,000